UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund:    BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 123.8%

Corporate — 13.7%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	$4,550	$4,817,767
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,966,058
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	485	551,178
Motor Vehicle Surcharge, Series A, 5.25%, 7/01/25(a)	215	267,525
Motor Vehicle Surcharge, Series A, 5.25%, 7/01/25	1,785	2,084,684
Provident Group-Kean Properties, Series A, 5.00%, 7/01/47	440	471,711
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	1,330	1,417,155
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	7,900	8,455,291
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	2,430	2,624,133
Sub Series A, 5.00%, 7/01/33	1,050	1,150,170
Sub Series A, 4.00%, 7/01/34	1,270	1,265,352
Teaneck Community Charter School Project, Series A, 4.25%, 9/01/27(b)	210	209,488
Teaneck Community Charter School Project, Series A, 5.00%, 9/01/37(b)	450	449,968
Teaneck Community Charter School Project, Series A, 5.13%, 9/01/52(b)	1,000	980,030
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,602,420

		31,312,930
County/City/Special District/School District — 17.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,390,033
5.25%, 11/01/44	5,600	5,842,872

Municipal Bonds	Par (000)	Value
New Jersey (continued)

County/City/Special District/School District (continued)
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 7/01/33	$925	$1,055,332
5.00%, 7/01/35	1,435	1,626,716
City of Margate New Jersey, GO, Refunding, Improvement (c):
5.00%, 1/15/21	1,200	1,340,016
5.00%, 1/15/21	845	943,595
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	756,502
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	3,765	3,783,260
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,481,380
5.50%, 10/01/29	5,085	6,605,568
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 01/01/44	4,800	4,999,488
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	1,470	1,662,805
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,701,280
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	1,400	1,570,170
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31(d)	670	743,238
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	1,625	1,840,800

		40,343,055

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)

Education — 22.2%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	$600	$624,966
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 7/01/27(b)	215	220,790
Hatikvah International Academy Charter School Project, Series A, 5.25%, 7/01/37(b)	590	579,315
Hatikvah International Academy Charter School Project, Series A, 5.38%, 7/01/47(b)	1,020	994,092
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,085,150
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,615,965
School Facilities Construction (AGC), 5.50%, 12/15/18(c)	1,295	1,358,507
School Facilities Construction (AGC), 5.50%, 12/15/34	25	26,017
Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,202,473
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A(b):
5.88%, 8/01/44	780	799,313
6.00%, 8/01/49	555	568,842
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	2,500	2,696,025
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	535	554,420
College of New Jersey, Series D (AGM), 5.00%, 7/01/18(c)	3,350	3,438,172

Municipal Bonds	Par (000)	Value
New Jersey (continued)

Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Georgian Court University, Series D, 5.25%, 7/01/37	$1,000	$1,001,430
Kean University, Series A, 5.50%, 9/01/36	4,500	4,801,725
Montclair State University, Series A, 5.00%, 7/01/44	6,790	7,552,449
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,348,125
Ramapo College, Series B, 5.00%, 7/01/42	340	370,304
Rider University, Series A, 5.00%, 7/01/32	1,000	1,056,050
Rowan University, Series B (AGC), 5.00%, 7/01/18(c)	1,800	1,846,764
Seton Hall University, Series D, 5.00%, 7/01/38	395	438,241
Stevens Institute of Technology, Series A, 5.00%, 7/01/42	540	613,013
Stevens Institute of Technology, Series A, 4.00%, 7/01/47	555	574,342
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19(c)	1,300	1,420,432
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,525	2,754,245
Series 1A, 5.00%, 12/01/25	595	632,705
Series 1A, 5.00%, 12/01/26	370	392,988
Series 1A, 5.25%, 12/01/32	900	951,732
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,500	1,712,805
5.00%, 7/01/42	2,110	2,333,934
5.00%, 7/01/45	2,935	3,334,131

		50,899,462
Health — 9.5%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	643,690
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 7/01/42	1,105	1,249,534

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)

Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18(c)	$925	$949,032
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,629,550
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,667,175
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21(c)	2,435	2,845,054
Princeton Healthcare System, 5.00%, 7/01/34	860	974,199
Princeton Healthcare System, 5.00%, 7/01/39	1,445	1,612,591
Robert Wood Johnson University Hospital, 5.00%, 1/01/20(c)	1,000	1,081,590
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	935	970,399
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	2,160	2,429,849
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21(c)	1,090	1,256,846
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21(c)	3,030	3,493,802

		21,803,311
Housing — 2.9%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,384,592
S/F Housing, Series CC, 5.00%, 10/01/34	1,400	1,453,368
S/F Housing, Series U, AMT, 4.95%, 10/01/32	115	115,160
S/F Housing, Series U, AMT, 5.00%, 10/01/37	100	100,606
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	745	755,355

Municipal Bonds	Par (000)	Value
New Jersey (continued)

Housing (continued)
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/19(c)	$1,750	$1,950,112

		6,759,193
State — 8.4%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(e):
0.00%, 11/01/23	1,460	1,268,360
0.00%, 11/01/28	4,540	3,251,003
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,172,576
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	440	476,498
Cigarette Tax, 5.00%, 6/15/28	720	773,294
Cigarette Tax, 5.00%, 6/15/29	1,760	1,884,045
School Facilities Construction, 5.25%, 6/15/19 (c)	265	282,201
School Facilities Construction, Series AA, 5.25%, 6/15/19(c)	70	74,544
School Facilities Construction, Series AA, 5.50%, 6/15/19(c)	2,005	2,143,165
School Facilities Construction, Series AA, 5.50%, 12/15/29	995	1,043,029
School Facilities Construction, Series AA, 5.25%, 12/15/33	665	692,644
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,214,260
New Jersey Health Care Facilities Financing Authority, RB, Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/38	1,785	1,839,889
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(c)	1,100	1,171,401

		19,286,909
Tobacco — 1.7%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 06/01/41	4,050	3,882,330

Transportation — 46.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	2,977,499

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)

Transportation (continued)
Delaware River Port Authority of Pennsylvania & New Jersey, RB (continued):
Series D, 5.00%, 1/01/40	$1,535	$1,645,198
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	9,420	10,485,025
(AGM), 5.00%, 1/01/31	1,000	1,126,130
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	625	727,744
Series A, 5.00%, 1/01/38(d)(f)	10,750	12,107,510
Series A, 5.00%, 1/01/43	610	680,705
Series E, 5.25%, 1/01/19(c)	2,525	2,645,518
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/35	1,000	1,113,330
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(e)	4,140	1,928,826
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	1,250	1,396,312
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	6,570	6,709,875
Transportation Program, Series AA, 5.00%, 6/15/38	5,935	6,351,696
Transportation Program, Series AA, 5.25%, 6/15/41	2,960	3,227,199
Transportation System, 6.00%, 12/15/38	1,950	2,042,761
Transportation System, Series A, 6.00%, 6/15/35	6,030	6,735,872
Transportation System, Series A, 5.88%, 12/15/38	3,650	3,816,513
Transportation System, Series A, 5.50%, 6/15/41	5,500	5,915,250
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,313,888
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,044,340
Transportation System, Series AA, 5.50%, 6/15/39	5,520	5,999,302

Municipal Bonds	Par (000)	Value
New Jersey (continued)

Transportation (continued)
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	$4,000	$4,658,080
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41 (d)	250	277,560
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,216,900
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	2,993,274
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	2,300	2,353,360
152nd Series, AMT, 5.25%, 11/01/35(d)	240	244,757
166th Series, 5.25%, 7/15/36	4,000	4,471,240
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,671,030
206th Series, AMT, 5.00%, 11/15/42	1,195	1,378,385
206th Series, AMT, 5.00%, 11/15/47	1,335	1,532,460

		105,787,539
Utilities — 1.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 09/01/31(e)	6,000	3,873,060

Total Municipal Bonds in New Jersey		283,947,789

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	1,275	1,251,311
5.63%, 5/15/43	1,220	1,195,307

Total Municipal Bonds in Puerto Rico		2,446,618

Total Municipal Bonds — 124.9%		286,394,407

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	4

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts(d)	Par (000)	Value
New Jersey — 36.6%

County/City/Special District/School District — 10.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Techincal Schools Project, 5.25%, 05/01/51	$1,440	$1,660,424
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	14,205,522
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 06/15/41	4,112	4,555,434
New Jersey Health Care Facilities Financing Authority, RB, Inspire Health Obligated Group, 4.00%, 07/01/47	2,987	3,035,136

		23,456,516

Education — 3.8%
Rutgers - The State University of New Jersey, Refunding RB:
Series F, 5.00%, 5/01/19(c)	2,011	2,126,123
Series L, 5.00%, 5/01/43	5,870	6,630,899

		8,757,022

State — 7.0%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,660,313
New Jersey EDA, RB, School Facilities Construction (AGC)(c):
6.00%, 12/15/18	3,550	3,743,727
6.00%, 12/15/18	50	52,977
New Jersey EDA, Refunding, Series NN, School Facilities Construction, 5.00%, 03/01/29(f)	5,230	5,655,431

		16,112,448

Transportation — 15.6%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/38(f)	8,820	9,898,289

Municipal Bonds Transferred to Tender Option Bond Trusts(d)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, AMBAC (AGM), 5.00%, 12/15/32	$4,100	$4,118,225
Series B, 5.25%, 6/15/36(f)	5,001	5,316,391
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,257	12,475,995
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	3,833,077

		35,641,977

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.6%		83,967,963

Total Long-Term Investments (Cost — $347,046,683) — 161.5%		370,362,370

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(g)(h)	3,921,044	3,922,220

Total Short-Term Securities (Cost — $3,922,220) — 1.7%		3,922,220

Total Investments (Cost — $350,968,903) — 163.2%		374,284,590
Other Assets Less Liabilities — 2.0%		4,235,559
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.6)%		(47,218,666)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.6)%		(101,986,795)

Net Assets Applicable to Common Shares — 100.0%		$229,314,688

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Notes to Schedule of Investments

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Zero-coupon bond.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019 to September 1, 2020, is $14,350,925
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,054,161	(3,133,117)	3,921,044	$3,922,220	$1,200	$268	$(268)

(a)	Includes net capital gain distributions.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(41)	December 2017	$4,805	$45,397
10-Year U.S. Treasury Note	(49)	December 2017	6,122	94,035
Long U.S. Treasury Bond	(39)	December 2017	5,946	116,534
Ultra Long U.S. Treasury Bond	(8)	December 2017	1,318	28,382

Total				$284,348

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	6

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	7

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	—	$370,362,370	—	$370,362,370
Short-Term Securities	$3,922,220	—	—	3,922,220

Total	$3,922,220	$370,362,370	—	$374,284,590

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$284,348	—	—	$284,348

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(47,126,371)	—	$(47,126,371)
VRDP Shares at Liquidation Value	—	(102,200,000)	—	(102,200,000)

Total	—	$(149,326,371)	—	$(149,326,371)

During the period ended October 31, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2017	8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 21, 2017